UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-8672

Exact Name of Registrant as Specified in Charter:  USAA LIFE INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LIFE INVESTMENT TRUST - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2006

[LOGO OF USAA]
   USAA(R)

USAA LIFE INSURANCE COMPANY
LIFE INVESTMENT TRUST
================================================================================
QUARTERLY PORTFOLIO
OF INVESTMENTS

MARCH 31, 2006
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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 COMMON STOCKS (95.2%)

                 AEROSPACE & DEFENSE (4.4%)
       6,864     General Dynamics Corp.                                                       $   439
       2,483     Lockheed Martin Corp.                                                            187
       3,190     United Technologies Corp.                                                        185
                                                                                              -------
                                                                                                  811
                                                                                              -------
                 AGRICULTURAL PRODUCTS (0.3%)
       1,891     Archer-Daniels-Midland Co.                                                        64
                                                                                              -------
                 AIR FREIGHT & LOGISTICS (3.4%)
       5,607     FedEx Corp.                                                                      633
                                                                                              -------
                 APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
       3,786     Coach, Inc.*                                                                     131
                                                                                              -------
                 AUTOMOBILE MANUFACTURERS (0.0%)(J)
           3     Toyota Motor Corp. ADR (Japan)                                                     -
                                                                                              -------
                 BIOTECHNOLOGY (7.9%)
       5,782     Amylin Pharmaceuticals, Inc.*                                                    283
      12,063     Genentech, Inc.*                                                               1,020
       2,501     Genzyme Corp.*                                                                   168
                                                                                              -------
                                                                                                1,471
                                                                                              -------
                 CASINOS & GAMING (5.5%)
       5,262     Las Vegas Sands Corp.*                                                           298
      10,453     MGM Mirage, Inc.*                                                                450
       1,117     Station Casinos, Inc.                                                             89
       2,487     Wynn Resorts Ltd.*                                                               191
                                                                                              -------
                                                                                                1,028
                                                                                              -------
                 COAL & CONSUMABLE FUELS (0.7%)
       2,584     Peabody Energy Corp.                                                             130
                                                                                              -------
                 COMMUNICATIONS EQUIPMENT (6.4%)
       7,650     Cisco Systems, Inc.*                                                             166
      20,940     Motorola, Inc.                                                                   480
      10,702     QUALCOMM, Inc.                                                                   541
                                                                                              -------
                                                                                                1,187
                                                                                              -------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.9%)
       7,760     Caterpillar, Inc.                                                                557
       1,982     Deere & Co.                                                                      157
                                                                                              -------
                                                                                                  714
                                                                                              -------
                 CONSUMER FINANCE (1.8%)
       6,507     SLM Corp.                                                                        338
                                                                                              -------
                 DIVERSIFIED CAPITAL MARKETS (3.9%)
       6,626     UBS AG (Switzerland)                                                             729
                                                                                              -------
                 DRUG RETAIL (1.7%)
       4,097     CVS Corp.                                                                        123
       4,270     Walgreen Co.                                                                     184
                                                                                              -------
                                                                                                  307
                                                                                              -------

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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
         378     Monsanto Co.                                                                 $    32
                                                                                              -------
                 GENERAL MERCHANDISE STORES (1.5%)
       5,498     Target Corp.                                                                     286
                                                                                              -------
                 HEALTH CARE EQUIPMENT (3.3%)
       6,400     Medtronic, Inc.                                                                  325
       4,150     Zimmer Holdings, Inc.*                                                           280
                                                                                              -------
                                                                                                  605
                                                                                              -------
                 HEALTH CARE SERVICES (0.6%)
       2,195     Quest Diagnostics, Inc.                                                          113
                                                                                              -------
                 HOME IMPROVEMENT RETAIL (6.4%)
       9,429     Home Depot, Inc.                                                                 399
      12,135     Lowe's Companies, Inc.                                                           782
                                                                                              -------
                                                                                                1,181
                                                                                              -------
                 HOMEBUILDING (3.7%)
       4,251     KB Home                                                                          276
       5,207     Lennar Corp. "A"                                                                 314
       2,680     Toll Brothers, Inc.*                                                              93
                                                                                              -------
                                                                                                  683
                                                                                              -------
                 HOTELS, RESORTS,& CRUISE LINES (1.2%)
       4,542     Four Seasons Hotels, Inc. (Canada)                                               230
                                                                                              -------
                 HOUSEHOLD PRODUCTS (4.1%)
      13,072     Procter & Gamble Co.                                                             753
                                                                                              -------
                 INVESTMENT BANKING & BROKERAGE (5.2%)
       2,436     Goldman Sachs Group, Inc.                                                        382
       4,087     Lehman Brothers Holdings, Inc.                                                   591
                                                                                              -------
                                                                                                  973
                                                                                              -------
                 MANAGED HEALTH CARE (7.3%)
      24,163     UnitedHealth Group, Inc.                                                       1,350
                                                                                              -------
                 MULTI-LINE INSURANCE (0.1%)
         750     Genworth Financial, Inc. "A"                                                      25
                                                                                              -------
                 OIL & GAS EQUIPMENT & SERVICES (3.6%)
       3,876     Halliburton Co.                                                                  283
       2,968     Schlumberger Ltd.                                                                376
                                                                                              -------
                                                                                                  659
                                                                                              -------
                 PROPERTY & CASUALTY INSURANCE (1.0%)
       1,734     Progressive Corp.                                                                181
                                                                                              -------
                 RAILROADS (5.6%)
       7,505     Burlington Northern Santa Fe Corp.                                               626
       4,406     Union Pacific Corp.                                                              411
                                                                                              -------
                                                                                                1,037
                                                                                              -------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
       2,527     St. Joe Co.                                                                      159
                                                                                              -------

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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 RESTAURANTS (4.0%)
       9,427     Starbucks Corp.*                                                             $   355
       8,037     Yum! Brands, Inc.                                                                392
                                                                                              -------
                                                                                                  747
                                                                                              -------
                 SOFT DRINKS (0.9%)
       2,827     PepsiCo, Inc.                                                                    163
                                                                                              -------
                 SPECIALIZED FINANCE (2.8%)
       1,177     Chicago Mercantile Exchange Holdings, Inc.                                       527
                                                                                              -------
                 STEEL (0.9%)
       3,568     Companhia Vale Do Rio Doce ADR (Brazil)                                          173
                                                                                              -------
                 WIRELESS TELECOMMUNICATION SERVICES (1.3%)
       7,280     America Movil S.A. de C.V. ADR "L" (Mexico)                                      249
                                                                                              -------
                 Total common stocks (cost: $12,593)                                           17,669
                                                                                              -------
                 MONEY MARKET INSTRUMENTS (5.1%)

                 MONEY MARKET FUNDS
     401,036     SSgA Money Market Fund, 4.30%(a)                                                 401
     546,250     SSgA Prime Money Market Fund, 4.56%(a)                                           546
                                                                                              -------
                 Total money market instruments (cost: $947)                                      947
                                                                                              -------

                 TOTAL INVESTMENTS (COST: $13,540)                                            $18,616
                                                                                              =======

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 EQUITY SECURITIES (54.3%)

                 COMMON STOCKS (53.9%)
                 ---------------------
                 AEROSPACE & DEFENSE (2.2%)
       3,300     Boeing Co.                                                                   $   257
       3,800     Lockheed Martin Corp.                                                            286
       3,100     Precision Castparts Corp.                                                        184
       6,000     United Technologies Corp.                                                        348
                                                                                              -------
                                                                                                1,075
                                                                                              -------
                 APPAREL RETAIL (0.9%)
       4,100     Abercrombie & Fitch Co. "A"                                                      239
       2,000     Christopher & Banks Corp.                                                         46
       3,200     Jos. A. Bank Clothiers, Inc.*                                                    154
                                                                                              -------
                                                                                                  439
                                                                                              -------
                 APPLICATION SOFTWARE (1.3%)
       8,000     Adobe Systems, Inc.*                                                             279
       4,900     Amdocs Ltd. (United Kingdom)*                                                    177
       2,300     Autodesk, Inc.*                                                                   89
       2,000     Intuit, Inc.*                                                                    106
                                                                                              -------
                                                                                                  651
                                                                                              -------
                 ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
       1,200     Affiliated Managers Group, Inc.*                                                 128
       6,800     Nuveen Investments, Inc. "A"                                                     327
       4,800     State Street Corp.                                                               290
                                                                                              -------
                                                                                                  745
                                                                                              -------
                 AUTOMOTIVE RETAIL (0.2%)
       3,100     O'Reilly Automotive, Inc.*                                                       113
                                                                                              -------
                 BIOTECHNOLOGY (1.7%)
       2,200     Alkermes, Inc.*                                                                   48
       5,800     Amgen, Inc.*                                                                     422
       3,100     Applera Corp.-Applied Biosystems Group                                            84
       3,600     Genzyme Corp.*                                                                   242
       1,800     MedImmune, Inc.*                                                                  66
                                                                                              -------
                                                                                                  862
                                                                                              -------
                 BROADCASTING & CABLE TV (0.8%)
      13,000     CBS Corp. "B"                                                                    312
       2,800     Univision Communications, Inc. "A"*                                               96
                                                                                              -------
                                                                                                  408
                                                                                              -------
                 CASINOS & GAMING (0.9%)
       8,800     Penn National Gaming, Inc.*                                                      371
       2,200     Shuffle Master, Inc.*                                                             79
                                                                                              -------
                                                                                                  450
                                                                                              -------
                 CATALOG RETAIL (0.2%)
       3,350     Coldwater Creek, Inc.*                                                            93
                                                                                              -------
                 COAL & CONSUMABLE FUELS (0.3%)
       3,900     Cameco Corp. (Canada)                                                            140
                                                                                              -------
                 COMMUNICATIONS EQUIPMENT (2.1%)
      15,900     Cisco Systems, Inc.*                                                             345
      17,600     Corning, Inc.*                                                                   474

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
       1,000     Foundry Networks, Inc.*                                                      $    18
       3,700     QUALCOMM, Inc.                                                                   187
                                                                                              -------
                                                                                                1,024
                                                                                              -------
                 COMPUTER HARDWARE (0.5%)
       2,200     Avid Technology, Inc.*                                                            95
       5,400     Dell, Inc.*                                                                      161
                                                                                              -------
                                                                                                  256
                                                                                              -------
                 COMPUTER STORAGE & PERIPHERALS (0.7%)
      18,000     EMC Corp.*                                                                       245
       4,000     QLogic Corp.*                                                                     78
                                                                                              -------
                                                                                                  323
                                                                                              -------
                 CONSTRUCTION & ENGINEERING (0.4%)
       2,300     Fluor Corp.                                                                      197
                                                                                              -------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
       2,100     Caterpillar, Inc.                                                                151
       2,100     Oshkosh Truck Corp.                                                              131
         700     Terex Corp.*                                                                      55
                                                                                              -------
                                                                                                  337
                                                                                              -------
                 CONSTRUCTION MATERIALS (0.3%)
       1,500     Martin Marietta Materials, Inc.                                                  161
                                                                                              -------
                 CONSUMER FINANCE (0.3%)
       6,500     Doral Financial Corp.                                                             75
       1,300     First Marblehead Corp.                                                            56
                                                                                              -------
                                                                                                  131
                                                                                              -------
                 DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
       4,200     Alliance Data Systems Corp.*                                                     196
       1,600     DST Systems, Inc.*                                                                93
       5,200     First Data Corp.                                                                 244
                                                                                              -------
                                                                                                  533
                                                                                              -------
                 DEPARTMENT STORES (0.7%)
       4,600     Federated Department Stores, Inc.                                                336
                                                                                              -------
                 DIVERSIFIED BANKS (1.3%)
      13,900     Bank of America Corp.                                                            633
                                                                                              -------
                 DIVERSIFIED CAPITAL MARKETS (0.4%)
       1,600     UBS AG (Switzerland)                                                             176
                                                                                              -------
                 DIVERSIFIED METALS & MINING (0.7%)
       3,100     Inco Ltd. (Canada)                                                               155
         900     Rio Tinto plc ADR (United Kingdom)                                               186
                                                                                              -------
                                                                                                  341
                                                                                              -------
                 EDUCATIONAL SERVICES (0.4%)
       3,100     Career Education Corp.*                                                          117
       1,400     ITT Educational Services, Inc.*                                                   90
                                                                                              -------
                                                                                                  207
                                                                                              -------
                 ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
       2,700     Amphenol Corp. "A"                                                               141
                                                                                              -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
      11,500     Waste Management, Inc.                                                       $   406
                                                                                              -------
                 GOLD (0.5%)
       2,100     Freeport-McMoRan Copper & Gold, Inc. "B"                                         125
       2,500     Newmont Mining Corp.                                                             130
                                                                                              -------
                                                                                                  255
                                                                                              -------
                 HEALTH CARE DISTRIBUTORS (0.2%)
       2,400     Patterson Companies, Inc.*                                                        84
                                                                                              -------
                 HEALTH CARE EQUIPMENT (2.8%)
       3,400     Biomet, Inc.                                                                     121
       2,000     Diagnostic Products Corp.                                                         95
       6,400     Fisher Scientific International, Inc.*                                           435
       4,000     Kinetic Concepts, Inc.*                                                          165
       9,500     Medtronic, Inc.                                                                  482
       1,550     Waters Corp.*                                                                     67
                                                                                              -------
                                                                                                1,365
                                                                                              -------
                 HEALTH CARE SERVICES (0.5%)
       2,500     Amedisys, Inc.*                                                                   87
       2,700     Omnicare, Inc.                                                                   148
                                                                                              -------
                                                                                                  235
                                                                                              -------
                 HEALTH CARE SUPPLIES (0.2%)
       1,530     Cooper Companies, Inc.                                                            83
                                                                                              -------
                 HOME IMPROVEMENT RETAIL (0.5%)
       4,100     Lowe's Companies, Inc.                                                           264
                                                                                              -------
                 HOMEBUILDING (0.4%)
       6,466     D.R. Horton, Inc.                                                                215
                                                                                              -------
                 HOUSEHOLD PRODUCTS (1.1%)
       9,600     Procter & Gamble Co.                                                             553
                                                                                              -------
                 INDUSTRIAL CONGLOMERATES (2.1%)
      16,000     General Electric Co.                                                             556
       5,000     Textron, Inc.                                                                    467
                                                                                              -------
                                                                                                1,023
                                                                                              -------
                 INTEGRATED OIL & GAS (2.0%)
       7,000     ConocoPhillips                                                                   442
       9,000     Exxon Mobil Corp.                                                                548
                                                                                              -------
                                                                                                  990
                                                                                              -------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.0%)(J)
         200     NeuStar, Inc. "A"*                                                                 6
                                                                                              -------
                 INTERNET SOFTWARE & SERVICES (0.8%)
         980     Google, Inc. "A"*                                                                382
                                                                                              -------
                 INVESTMENT BANKING & BROKERAGE (1.6%)
      15,700     E*TRADE Financial Corp.*                                                         424
       4,900     Merrill Lynch & Co., Inc.                                                        386
                                                                                              -------
                                                                                                  810
                                                                                              -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 MANAGED HEALTH CARE (1.6%)
       3,150     Coventry Health Care, Inc.*                                                  $   170
       3,700     Health Net, Inc.*                                                                188
       5,400     WellPoint, Inc.*                                                                 418
                                                                                              -------
                                                                                                  776
                                                                                              -------
                 MOVIES & ENTERTAINMENT (1.0%)
      20,900     Time Warner, Inc.                                                                351
       3,400     Viacom Inc. "B"*                                                                 132
                                                                                              -------
                                                                                                  483
                                                                                              -------
                 MULTI-LINE INSURANCE (0.5%)
       3,900     American International Group, Inc.                                               258
                                                                                              -------
                 OIL & GAS DRILLING (0.7%)
       2,700     GlobalSantaFe Corp.                                                              164
       5,700     Patterson-UTI Energy, Inc.                                                       182
                                                                                              -------
                                                                                                  346
                                                                                              -------
                 OIL & GAS EQUIPMENT & SERVICES (0.9%)
       1,400     National-Oilwell Varco, Inc.*                                                     90
       2,900     Schlumberger Ltd.                                                                367
                                                                                              -------
                                                                                                  457
                                                                                              -------
                 OIL & GAS EXPLORATION & PRODUCTION (1.5%)
       6,300     Chesapeake Energy Corp.                                                          198
      10,800     Noble Energy, Inc.                                                               474
       1,900     Woodside Petroleum Ltd. ADR (Australia)                                           62
                                                                                              -------
                                                                                                  734
                                                                                              -------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      10,200     Citigroup, Inc.                                                                  482
                                                                                              -------
                 PHARMACEUTICALS (2.9%)
       5,100     Abbott Laboratories                                                              217
       4,200     Biovail Corp. (Canada)                                                           102
       3,700     Eisai Co. Ltd. ADR (Japan)                                                       161
       4,700     Eli Lilly and Co.                                                                260
       7,900     Sanofi-Aventis ADR (France)                                                      375
      17,600     Schering-Plough Corp.                                                            334
                                                                                              -------
                                                                                                1,449
                                                                                              -------
                 PROPERTY & CASUALTY INSURANCE (1.3%)
       5,800     ACE Ltd.                                                                         301
       2,200     Chubb Corp.                                                                      210
       2,200     W.R. Berkley Corp.                                                               128
                                                                                              -------
                                                                                                  639
                                                                                              -------
                 REAL ESTATE INVESTMENT TRUSTS (0.6%)
       3,300     Simon Property Group, Inc.                                                       278
                                                                                              -------
                 RESTAURANTS (0.2%)
       3,000     RARE Hospitality International, Inc.*                                            104
                                                                                              -------
                 SEMICONDUCTOR EQUIPMENT (0.6%)
       1,800     Lam Research Corp.*                                                               77
       2,100     MEMC Electronic Materials, Inc.*                                                  78
       5,450     Varian Semiconductor Equipment Associates, Inc.*                                 153
                                                                                              -------
                                                                                                  308
                                                                                              -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 SEMICONDUCTORS (0.8%)
       6,300     Analog Devices, Inc.                                                         $   241
       3,800     Microchip Technology, Inc.                                                       138
                                                                                              -------
                                                                                                  379
                                                                                              -------
                 SOFT DRINKS (0.8%)
       6,700     PepsiCo, Inc.                                                                    387
                                                                                              -------
                 SPECIALTY STORES (0.6%)
       8,440     Michaels Stores, Inc.                                                            317
                                                                                              -------
                 STEEL (0.5%)
       4,700     Companhia Vale Do Rio Doce ADR (Brazil)                                          228
                                                                                              -------
                 SYSTEMS SOFTWARE (1.7%)
      30,200     Microsoft Corp.                                                                  822
                                                                                              -------
                 TECHNOLOGY DISTRIBUTORS (0.2%)
       1,330     CDW Corp.                                                                         78
                                                                                              -------
                 THRIFTS & MORTGAGE FINANCE (0.7%)
       3,400     Golden West Financial Corp.                                                      231
       3,100     IndyMac Bancorp, Inc.                                                            127
                                                                                              -------
                                                                                                  358
                                                                                              -------
                 TOBACCO (1.2%)
       6,300     Altria Group, Inc.                                                               447
       2,900     Loews Corp. - Carolina Group                                                     137
                                                                                              -------
                                                                                                  584
                                                                                              -------
                 TRADING COMPANIES & DISTRIBUTORS (0.1%)
       1,600     Fastenal Co.                                                                      76
                                                                                              -------
                 TRUCKING (0.2%)
       1,700     CNF, Inc.                                                                         85
                                                                                              -------
                 WIRELESS TELECOMMUNICATION SERVICES (0.9%)
      17,443     Sprint Nextel Corp.                                                              451
                                                                                              -------
                 Total common stocks (cost: $21,450)                                           26,522
                                                                                              -------
                 EXCHANGE-TRADED FUNDS (0.4%)
                 ----------------------------
       1,300     MidCap SPDR Trust Series 1 (cost: $128)                                          188
                                                                                              -------
                 Total equity securities (cost: $21,578)                                       26,710
                                                                                              -------

   PRINCIPAL
      AMOUNT                                                 COUPON
       (000)                                                   RATE            MATURITY
   ---------                                                 ------            --------
                 BONDS (43.8%)

                 CORPORATE OBLIGATIONS (18.9%)
                 -----------------------------
                 BIOTECHNOLOGY (1.0%)
        $500     Genentech, Inc., Senior Notes                4.75%           7/15/2015           470
                                                                                              -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                                        MARKET
      AMOUNT                                                                   COUPON                                VALUE
       (000)     SECURITY                                                        RATE             MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------------
                 BROADCASTING & CABLE TV (1.0%)
      $  500     Comcast Cable Communications, Inc., Senior Notes                6.88%           6/15/2009         $   517
                                                                                                                   -------
                 CONSUMER FINANCE (2.1%)
       1,000     Household Finance Corp., Notes                                  6.38            8/01/2010           1,034
                                                                                                                   -------
                 DIVERSIFIED BANKS (1.9%)
         500     JPMorgan Chase & Co., Notes                                     4.50            1/15/2012             474
         500     Wells Fargo & Co., Notes                                        4.63            8/09/2010             485
                                                                                                                   -------
                                                                                                                       959
                                                                                                                   -------
                 ENVIRONMENTAL & FACILITIES SERVICES (2.2%)
       1,000     Waste Management, Inc., Senior Notes                            7.38            8/01/2010           1,068
                                                                                                                   -------
                 GAS UTILITIES (2.3%)
         150     Energy Transfer Partners, LP, Senior Notes                      5.95            2/01/2015             149
         500     Gulfstream Natural Gas Systems LLC, Senior Notes(c)             5.56           11/01/2015             492
         500     Valero Logistics Operations, LP, Senior Notes                   6.05            3/15/2013             506
                                                                                                                   -------
                                                                                                                     1,147
                                                                                                                   -------
                 MOVIES & ENTERTAINMENT (1.0%)
         500     News America, Inc., Notes                                       5.30           12/15/2014             482
                                                                                                                   -------
                 MULTI-LINE INSURANCE (1.0%)
         500     AIG Sunamerica Global Financing, Senior Notes(c)                6.30            5/10/2011             519
                                                                                                                   -------
                 OIL & GAS EXPLORATION & PRODUCTION (2.2%)
       1,000     Devon Financing Corp., ULC, Notes                               6.88            9/30/2011           1,061
                                                                                                                   -------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
         500     Citigroup, Inc., Global Notes                                   4.13            2/22/2010             479
                                                                                                                   -------
                 PROPERTY & CASUALTY INSURANCE (1.0%)
         500     Berkshire Hathaway Finance Corp., Senior Notes                  4.85            1/15/2015             477
                                                                                                                   -------
                 REGIONAL BANKS (2.2%)
       1,000     Imperial Bank, Subordinated Capital Notes                       8.50            4/01/2009           1,090
                                                                                                                   -------
                 Total corporate obligations (cost: $9,191)                                                          9,303
                                                                                                                   -------

                 EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)(I)
                 -------------------------------------------
                 OIL & GAS REFINING & MARKETING (1.0%)
         500     GS Caltex Corp., Notes (Korea)(c)                               5.50           10/15/2015             485
                                                                                                                   -------
                 REAL ESTATE INVESTMENT TRUSTS (1.0%)
         500     Westfield Capital Corp., Senior Notes (Australia)(c)            5.13           11/15/2014             478
                                                                                                                   -------
                 Total Eurodollar and Yankee obligations (cost: $997)                                                  963
                                                                                                                   -------
                 ASSET-BACKED SECURITIES (3.1%)
                 ------------------------------
                 ASSET-BACKED FINANCING
       1,000     Detroit Edison Securitization Funding, LLC,
                    Series 2001-1, Class A5                                      6.42            3/01/2015           1,054
         469     John Deere Owner Trust, Series 2005-A, Class A2                 3.79           12/17/2007             468
                                                                                                                   -------
                 Total asset-backed securities (cost: $1,494)                                                        1,522
                                                                                                                   -------

                                     -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                                        MARKET
      AMOUNT                                                                    COUPON                               VALUE
       (000)     SECURITY                                                         RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
                 --------------------------------------------
      $  500     First Union National Bank Commercial Mortgage Trust,
                    Series 1999-C4, Class A2                                      7.39%         12/15/2031        $    530
         566     GE Commercial Mortgage Corp., Series 2003-C2, Class A1           2.78           7/10/2037             549
         500     Nomura Asset Securities Corp., Series 1998-D6, Class A1B         6.59           3/15/2030             512
         954     TIAA CMBS I Trust, Series 2001 C1A, Class A-3(c)                 6.56           6/19/2026             970
                                                                                                                   -------
                 Total commercial mortgage-backed securities (cost: $2,568)                                          2,561
                                                                                                                   -------

                 U.S. GOVERNMENT AGENCY ISSUES (7.1%)(G)
                 ---------------------------------------
                 MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.4%)
         988     Fannie Mae, Pool 829284(+)                                       5.50           9/01/2035             966
       1,950     Federal Home Loan Mortgage Corp., Pool G18090(+)                 5.50          12/01/2020           1,938
         221     Government National Mortgage Assn. I, Pool 579554                7.00           1/15/2032             230
                                                                                                                   -------
                                                                                                                     3,134
                                                                                                                   -------
                 OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.7%)
         381     Rowan Companies, Inc., Guaranteed Bond, Title XI                 2.80          10/20/2013             350
                                                                                                                   -------
                 Total U.S. government agency issues (cost: $3,540)                                                  3,484
                                                                                                                   -------

                 U.S. TREASURY SECURITIES (6.2%)
                 -------------------------------
                 BONDS & NOTES (6.2%)
       1,000     4.00%, 2/15/2014                                                                                      943
       1,850     4.00%, 2/15/2015                                                                                    1,734
         250     4.13%, 5/15/2015                                                                                      237
         150     5.25%, 11/15/2028                                                                                     154
                                                                                                                   -------
                 Total U.S. Treasury securities (cost: $3,180)                                                       3,068
                                                                                                                   -------

                 MUNICIPAL BONDS (1.3%)
                 ----------------------
                 APPROPRIATED DEBT (1.0%)
         500     New Jersey Economic Development Auth. RB, Series 2005B           5.18          11/01/2015             491
                                                                                                                   -------

                 COMMUNITY SERVICE (0.3%)
         165     Jicarilla Apache Nation, NM, RB                                  2.95          12/01/2006             162
                                                                                                                   -------
                 Total municipal bonds (cost: $665)                                                                    653
                                                                                                                   -------
                 Total bonds (cost: $21,635)                                                                        21,554
                                                                                                                   -------


                 MONEY MARKET INSTRUMENTS (1.4%)

                 VARIABLE-RATE DEMAND NOTES (0.6%)(E)
                 ------------------------------------
                 ELECTRIC UTILITIES (0.6%)
         300     Sempra Energy ESOP, Series 1999A (NBGA)(c)                       5.50          11/01/2014             300
                                                                                                                   -------

      NUMBER
   OF SHARES
-------------
                 MONEY MARKET FUNDS (0.8%)
                 -------------------------
     389,417     SSgA Prime Money Market Fund                                     4.56(a)                -             389
                                                                                                                   -------
                 Total money market instruments (cost: $689)                                                           689
                                                                                                                   -------

                 TOTAL INVESTMENTS (COST: $43,902)                                                                 $48,953
                                                                                                                   =======

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 EQUITY SECURITIES (98.5%)

                 COMMON STOCKS (97.8%)
                 ---------------------
                 AEROSPACE & DEFENSE (4.2%)
       8,400     Boeing Co.                                                                   $   655
       9,800     Lockheed Martin Corp.                                                            736
       9,200     Precision Castparts Corp.                                                        546
      15,000     United Technologies Corp.                                                        870
                                                                                                -----
                                                                                                2,807
                                                                                                -----
                 APPAREL RETAIL (1.6%)
       9,900     Abercrombie & Fitch Co. "A"                                                      577
       4,700     Christopher & Banks Corp.                                                        109
       7,725     Jos. A. Bank Clothiers, Inc.*                                                    371
                                                                                                -----
                                                                                                1,057
                                                                                                -----
                 APPLICATION SOFTWARE (2.4%)
      19,900     Adobe Systems, Inc.*                                                             695
      12,200     Amdocs Ltd. (United Kingdom)*                                                    440
       5,500     Autodesk, Inc.*                                                                  212
       5,200     Intuit, Inc.*                                                                    276
                                                                                                -----
                                                                                                1,623
                                                                                                -----
                 ASSET MANAGEMENT & CUSTODY BANKS (2.7%)
       3,000     Affiliated Managers Group, Inc.*                                                 320
      16,300     Nuveen Investments, Inc. "A"                                                     785
      12,300     State Street Corp.                                                               743
                                                                                                -----
                                                                                                1,848
                                                                                                -----
                 AUTOMOTIVE RETAIL (0.4%)
       7,400     O'Reilly Automotive, Inc.*                                                       271
                                                                                                -----

                 BIOTECHNOLOGY (3.1%)
       5,600     Alkermes, Inc.*                                                                  123
      14,100     Amgen, Inc.*                                                                   1,026
       7,100     Applera Corp.-Applied Biosystems Group                                           193
       8,900     Genzyme Corp.*                                                                   598
       4,500     MedImmune, Inc.*                                                                 165
                                                                                                -----
                                                                                                2,105
                                                                                                -----
                 BROADCASTING & CABLE TV (1.5%)
      33,100     CBS Corp. "B"                                                                    794
       6,900     Univision Communications, Inc. "A"*                                              238
                                                                                                -----
                                                                                                1,032
                                                                                                -----
                 CASINOS & GAMING (1.6%)
      21,100     Penn National Gaming, Inc.*                                                      890
       5,200     Shuffle Master, Inc.*                                                            186
                                                                                                -----
                                                                                                1,076
                                                                                                -----
                 CATALOG RETAIL (0.3%)
       8,000     Coldwater Creek, Inc.*                                                           222
                                                                                                -----

                 COAL & CONSUMABLE FUELS (0.5%)
       9,100     Cameco Corp. (Canada)                                                            328
                                                                                                -----

                 COMMUNICATIONS EQUIPMENT (3.8%)
      40,500     Cisco Systems, Inc.*                                                             878
      44,000     Corning, Inc.*                                                                 1,184

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
       2,500     Foundry Networks, Inc.*                                                      $    45
       9,600     QUALCOMM, Inc.                                                                   486
                                                                                              -------
                                                                                                2,593
                                                                                              -------
                 COMPUTER HARDWARE (0.9%)
       5,200     Avid Technology, Inc.*                                                           226
      13,800     Dell, Inc.*                                                                      411
                                                                                              -------
                                                                                                  637
                                                                                              -------
                 COMPUTER STORAGE & PERIPHERALS (1.2%)
      45,900     EMC Corp.*                                                                       626
       9,200     QLogic Corp.*                                                                    178
                                                                                              -------
                                                                                                  804
                                                                                              -------
                 CONSTRUCTION & ENGINEERING (1.0%)
       7,500     Fluor Corp.                                                                      644
                                                                                              -------

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
       5,200     Caterpillar, Inc.                                                                373
       5,000     Oshkosh Truck Corp.                                                              311
       1,600     Terex Corp.*                                                                     127
                                                                                              -------
                                                                                                  811
                                                                                              -------

                 CONSTRUCTION MATERIALS (0.6%)
       3,500     Martin Marietta Materials, Inc.                                                  375
                                                                                              -------

                 CONSUMER FINANCE (0.4%)
      15,700     Doral Financial Corp.                                                            181
       2,800     First Marblehead Corp.                                                           121
                                                                                              -------
                                                                                                  302
                                                                                              -------
                 DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
      10,000     Alliance Data Systems Corp.*                                                     468
       3,800     DST Systems, Inc.*                                                               220
      12,900     First Data Corp.                                                                 604
                                                                                              -------
                                                                                                1,292
                                                                                              -------
                 DEPARTMENT STORES (1.3%)
      11,800     Federated Department Stores, Inc.                                                861
                                                                                              -------

                 DIVERSIFIED BANKS (2.3%)
      34,236     Bank of America Corp.                                                          1,559
                                                                                              -------

                 DIVERSIFIED CAPITAL MARKETS (0.7%)
       4,100     UBS AG (Switzerland)                                                             451
                                                                                              -------
                 DIVERSIFIED METALS & MINING (1.2%)
       7,800     Inco Ltd. (Canada)                                                               389
       2,100     Rio Tinto plc ADR (United Kingdom)                                               435
                                                                                              -------
                                                                                                  824
                                                                                              -------
                 EDUCATIONAL SERVICES (0.7%)
       7,500     Career Education Corp.*                                                          283
       3,300     ITT Educational Services, Inc.*                                                  211
                                                                                              -------
                                                                                                  494
                                                                                              -------
                 ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
       6,400     Amphenol Corp. "A"                                                               334
                                                                                              -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
      29,800     Waste Management, Inc.                                                       $ 1,052
                                                                                              -------
                 GOLD (1.0%)
       5,000     Freeport-McMoRan Copper & Gold, Inc. "B"                                         299
       7,000     Newmont Mining Corp.                                                             363
                                                                                              -------
                                                                                                  662
                                                                                              -------
                 HEALTH CARE DISTRIBUTORS (0.3%)
       5,900     Patterson Companies, Inc.*                                                       208
                                                                                              -------
                 HEALTH CARE EQUIPMENT (5.0%)
       8,100     Biomet, Inc.                                                                     288
       4,800     Diagnostic Products Corp.                                                        229
      15,700     Fisher Scientific International, Inc.*                                         1,068
       9,600     Kinetic Concepts, Inc.*                                                          395
      24,200     Medtronic, Inc.                                                                1,228
       3,600     Waters Corp.*                                                                    155
                                                                                              -------
                                                                                                3,363
                                                                                              -------
                 HEALTH CARE SERVICES (0.8%)
       6,000     Amedisys, Inc.*                                                                  208
       6,400     Omnicare, Inc.                                                                   352
                                                                                              -------
                                                                                                  560
                                                                                              -------
                 HEALTH CARE SUPPLIES (0.3%)
       3,550     Cooper Companies, Inc.                                                           192
                                                                                              -------
                 HOME IMPROVEMENT RETAIL (1.0%)
      10,400     Lowe's Companies, Inc.                                                           670
                                                                                              -------
                 HOMEBUILDING (0.7%)
      15,166     D.R. Horton, Inc.                                                                504
                                                                                              -------
                 HOUSEHOLD PRODUCTS (2.1%)
      24,600     Procter & Gamble Co.                                                           1,417
                                                                                              -------
                 INDUSTRIAL CONGLOMERATES (3.8%)
      39,900     General Electric Co.                                                           1,388
      12,500     Textron, Inc.                                                                  1,167
                                                                                              -------
                                                                                                2,555
                                                                                              -------
                 INTEGRATED OIL & GAS (3.7%)
      17,300     ConocoPhillips                                                                 1,093
      22,600     Exxon Mobil Corp.                                                              1,375
                                                                                              -------
                                                                                                2,468
                                                                                              -------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.0%)(J)
         600     NeuStar, Inc. "A"*                                                                19
                                                                                              -------
                 INTERNET SOFTWARE & SERVICES (1.5%)
       2,560     Google, Inc. "A"*                                                                998
                                                                                              -------
                 INVESTMENT BANKING & BROKERAGE (2.9%)
      36,800     E*TRADE Financial Corp.*                                                         993
      12,400     Merrill Lynch & Co., Inc.                                                        976
                                                                                              -------
                                                                                                1,969
                                                                                              -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 MANAGED HEALTH CARE (2.8%)
       7,500     Coventry Health Care, Inc.*                                                  $   405
       9,200     Health Net, Inc.*                                                                467
      13,400     WellPoint, Inc.*                                                               1,038
                                                                                              -------
                                                                                                1,910
                                                                                              -------
                 MOVIES & ENTERTAINMENT (1.8%)
      53,000     Time Warner, Inc.                                                                890
       8,700     Viacom Inc. "B"*                                                                 337
                                                                                              -------
                                                                                                1,227
                                                                                              -------
                 MULTI-LINE INSURANCE (0.9%)
       9,562     American International Group, Inc.                                               632
                                                                                              -------

                 OIL & GAS DRILLING (1.2%)
       6,600     GlobalSantaFe Corp.                                                              401
      13,600     Patterson-UTI Energy, Inc.                                                       435
                                                                                              -------
                                                                                                  836
                                                                                              -------
                 OIL & GAS EQUIPMENT & SERVICES (1.7%)
       3,400     National-Oilwell Varco, Inc.*                                                    218
       7,100     Schlumberger Ltd.                                                                899
                                                                                              -------
                                                                                                1,117
                                                                                              -------
                 OIL & GAS EXPLORATION & PRODUCTION (2.6%)
      15,200     Chesapeake Energy Corp.                                                          477
      26,300     Noble Energy, Inc.                                                             1,155
       4,600     Woodside Petroleum Ltd. ADR (Australia)                                          149
                                                                                              -------
                                                                                                1,781
                                                                                              -------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
      25,843     Citigroup, Inc.                                                                1,221
                                                                                              -------

                 PHARMACEUTICALS (5.5%)
      13,000     Abbott Laboratories                                                              552
      10,100     Biovail Corp. (Canada)                                                           246
       9,200     Eisai Co. Ltd. ADR (Japan)                                                       401
      12,300     Eli Lilly and Co.                                                                680
      19,700     Sanofi-Aventis ADR (France)                                                      935
      45,400     Schering-Plough Corp.                                                            862
                                                                                              -------
                                                                                                3,676
                                                                                              -------
                 PROPERTY & CASUALTY INSURANCE (2.4%)
      15,100     ACE Ltd.                                                                         785
       5,500     Chubb Corp.                                                                      525
       5,200     W.R. Berkley Corp.                                                               302
                                                                                              -------
                                                                                                1,612
                                                                                              -------
                 REAL ESTATE INVESTMENT TRUSTS (1.0%)
       7,800     Simon Property Group, Inc.                                                       656
                                                                                              -------

                 RESTAURANTS (0.4%)
       7,200     RARE Hospitality International, Inc.*                                            251
                                                                                              -------

                 SEMICONDUCTOR EQUIPMENT (1.1%)
       4,300     Lam Research Corp.*                                                              185
       5,000     MEMC Electronic Materials, Inc.*                                                 184
      13,100     Varian Semiconductor Equipment Associates, Inc.*                                 368
                                                                                              -------
                                                                                                  737
                                                                                              -------

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 SEMICONDUCTORS (1.4%)
      16,200     Analog Devices, Inc.                                                         $   620
       9,100     Microchip Technology, Inc.                                                       331
                                                                                              -------
                                                                                                  951
                                                                                              -------
                 SOFT DRINKS (1.5%)
      17,200     PepsiCo, Inc.                                                                    994
                                                                                              -------
                 SPECIALTY STORES (1.1%)
      20,100     Michaels Stores, Inc.                                                            755
                                                                                              -------
                 STEEL (0.9%)
      12,000     Companhia Vale Do Rio Doce ADR (Brazil)                                          582
                                                                                              -------
                 SYSTEMS SOFTWARE (2.9%)
      73,000     Microsoft Corp.                                                                1,986
                                                                                              -------
                 TECHNOLOGY DISTRIBUTORS (0.3%)
       3,070     CDW Corp.                                                                        181
                                                                                              -------
                 THRIFTS & MORTGAGE FINANCE (1.3%)
       8,800     Golden West Financial Corp.                                                      597
       7,300     IndyMac Bancorp, Inc.                                                            299
                                                                                              -------
                                                                                                  896
                                                                                              -------
                 TOBACCO (2.2%)
      16,200     Altria Group, Inc.                                                             1,148
       6,800     Loews Corp. - Carolina Group                                                     321
                                                                                              -------
                                                                                                1,469
                                                                                              -------
                 TRADING COMPANIES & DISTRIBUTORS (0.3%)
       3,800     Fastenal Co.                                                                     180
                                                                                              -------
                 TRUCKING (0.3%)
       4,100     CNF, Inc.                                                                        205
                                                                                              -------
                 WIRELESS TELECOMMUNICATION SERVICES (1.7%)
      44,481     Sprint Nextel Corp.                                                            1,149
                                                                                              -------
                 Total common stocks (cost: $53,085)                                           65,991
                                                                                              -------
                 EXCHANGE-TRADED FUNDS (0.7%)
                 ----------------------------
       3,000     MidCap SPDR Trust Series 1 (cost: $296)                                          435
                                                                                              -------
                 Total equity securities (cost: $53,381)                                       66,426
                                                                                              -------

                 MONEY MARKET INSTRUMENTS (1.9%)

                 MONEY MARKET FUNDS
                 ------------------
   1,270,806     SSgA Prime Money Market Fund, 4.56%(a) (cost: $1,271)                          1,271
                                                                                              -------
                 TOTAL INVESTMENTS (COST: $54,652)                                            $67,697
                                                                                              =======

                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE INCOME FUND
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                                         MARKET
      AMOUNT                                                                 COUPON OR                                VALUE
       (000)     SECURITY                                                DISCOUNT RATE            MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------------
                 CORPORATE OBLIGATIONS (42.3%)

                 AIR FREIGHT & LOGISTICS (1.3%)
    $    300     Caliber Systems, Inc., Notes                                     7.80%          8/01/2006          $   302
                                                                                                                    -------
                 BIOTECHNOLOGY (4.0%)
         500     Amgen, Inc., Senior Notes                                        4.85          11/18/2014              476
         500     Genetech, Inc., Senior Notes                                     4.75           7/15/2015              470
                                                                                                                    -------
                                                                                                                        946
                                                                                                                    -------
                 BROADCASTING & CABLE TV (1.3%)
         300     Comcast Cable Communications, Inc., Senior Notes                 6.88           6/15/2009              310
                                                                                                                    -------
                 CONSUMER FINANCE (8.5%)
       1,000     Household Finance Corp., Notes                                   6.38          10/15/2011            1,039
       1,000     SLM Corp., MTN, CPI Floating Rate Notes                          4.79(d)        6/01/2009              976
                                                                                                                    -------
                                                                                                                      2,015
                                                                                                                    -------
                 DIVERSIFIED BANKS (2.0%)
         500     JPMorgan Chase & Co., Notes                                      4.50           1/15/2012              474
                                                                                                                    -------
                 GAS UTILITIES (5.0%)
         200     Energy Transfer Partners, LP, Senior Notes                       5.95           2/01/2015              199
         500     Gulfstream Natural Gas Systems LLC, Senior Notes(c)              5.56          11/01/2015              491
         500     Valero Logistics Operations, LP, Senior Notes                    6.05           3/15/2013              506
                                                                                                                    -------
                                                                                                                      1,196
                                                                                                                    -------
                 HOUSEHOLD PRODUCTS (2.1%)
         500     Clorox Co., Notes                                                6.13           2/01/2011              512
                                                                                                                    -------
                 INTEGRATED OIL & GAS (2.3%)
         500     Phillips Petroleum Co., Notes                                    8.75           5/25/2010              562
                                                                                                                    -------
                 INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
         500     SBC Communications, Inc., Notes                                  5.75           5/02/2006              500
                                                                                                                    -------
                 MOVIES & ENTERTAINMENT (2.0%)
         500     News America, Inc., Notes                                        5.30          12/15/2014              482
                                                                                                                    -------
                 MULTI-UTILITIES (1.9%)
         500     South Carolina Electric & Gas Co., First Mortgage Bond           5.30           5/15/2033              464
                                                                                                                    -------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
         500     Citigroup, Inc., Global Notes                                    4.13           2/22/2010              479
                                                                                                                    -------
                 PACKAGED FOODS & MEAT (2.2%)
         500     Kellogg Co., Notes, Series B                                     6.60           4/01/2011              523
                                                                                                                    -------
                 PROPERTY & CASUALTY INSURANCE (2.0%)
         500     Berkshire Hathaway Finance Corp., Senior Notes                   4.85           1/15/2015              477
                                                                                                                    -------
                 REAL ESTATE INVESTMENT TRUSTS (2.3%)
         500     Pan Pacific Retail Properties, Inc., Notes                       7.95           4/15/2011              547
                                                                                                                    -------

                                    --------

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                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                                         MARKET
      AMOUNT                                                                 COUPON OR                                VALUE
       (000)     SECURITY                                                DISCOUNT RATE            MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------------
                 TRUCKING (1.3%)
    $    280     USF Corp., Guaranteed Debentures                                 8.50%          4/15/2010          $   302
                                                                                                                    -------
                 Total corporate obligations (cost: $10,090)                                                         10,091
                                                                                                                    -------
                 EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)(I)

                 REAL ESTATE INVESTMENT TRUSTS (2.0%)
         500     Westfield Capital Corp., Senior Notes
                    (Australia)(c) (cost: $499)                                   5.13          11/15/2014              478
                                                                                                                    -------
                 ASSET-BACKED SECURITIES (5.9%)

                 ASSET-BACKED FINANCING
         500     Capital One Prime Auto Receivables Trust, Notes,
                    Series 2005-1, Class A2                                       4.24          11/15/2007              499
         901     Honda Auto Receivables Owner Trust, Notes,
                    Series 2005-3, Class A2                                       3.73          10/18/2007              898
                                                                                                                    -------
                 Total asset-backed securities (cost: $1,401)                                                         1,397
                                                                                                                    -------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES (4.9%)

         160     Banc America Commercial Mortgage, Inc.,
                    Series 2004-3, Class A1                                       2.98           6/10/2039              159
         500     First Union National Bank Commercial Mortgage Trust,
                    Pass-Through Certificates, Series 1999-C4, Class A2           7.39          12/15/2031              530
         500     Wachovia Bank Commercial Mortgage Trust,
                    Series 2005-C18, Class APB                                    4.81           4/15/2042              481
                                                                                                                    -------
                 Total commercial mortgage-backed securities (cost: $1,198)                                           1,170
                                                                                                                    -------
                 U.S. GOVERNMENT AGENCY ISSUES (22.4%)(G)

                 DEBENTURES (2.2%)
         500     Fannie Mae, Notes(+)                                             6.63          10/15/2007              511
                                                                                                                    -------
                 MORTGAGE-BACKED PASS-THROUGH SECURITIES (17.3%)
                 Fannie Mae(+),
         652         Pool 254766                                                  5.00           6/01/2033              622
          47         Pool 190312                                                  6.50           4/01/2031               48
         108         Pool 254239                                                  6.50           3/01/2032              111
           9         Pool 359571                                                  7.00          10/01/2026                9
         991     Freddie Mac(+), Pool G18095                                      5.00           1/01/2021              967
                 Government National Mortgage Assn. I,
         983         Pool 471357                                                  5.50           2/15/2033              975
         465         Pool 780770                                                  6.00           4/15/2028              471
         317         Pool 603869                                                  6.00           1/15/2033              321
         145         Pool 504209                                                  7.00           6/15/2029              151
         245         Pool 583236                                                  7.00           4/15/2032              256
         187     Government National Mortgage Assn. II, Pool 781494               6.50           8/20/2031              192
                                                                                                                    -------
                                                                                                                      4,123
                                                                                                                    -------
                 OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (2.9%)
         762     Rowan Companies, Inc., Guaranteed Bond, Title XI                 2.80          10/20/2013              700
                                                                                                                    -------
                 Total U.S. government agency issues (cost: $5,423)                                                   5,334
                                                                                                                    -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                                         MARKET
      AMOUNT                                                                 COUPON OR                                VALUE
       (000)     SECURITY                                                DISCOUNT RATE            MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY SECURITIES (10.9%)

                 BONDS AND NOTES (8.7%)
      $1,000     4.25%, 11/15/2014                                                                                  $   956
       1,000     4.25%, 8/15/2014                                                                                       957
         150     5.25%, 11/15/2028                                                                                      154
                                                                                                                    -------
                                                                                                                      2,067
                                                                                                                    -------
                 INFLATION-INDEXED NOTES (2.2%)(F)
         526     2.38%, 1/15/2025                                                                                       529
                                                                                                                    -------
                 Total U.S. Treasury securities (cost: $2,726)                                                        2,596
                                                                                                                    -------
                 MUNICIPAL BONDS (1.2%)

                 SPECIAL ASSESSMENT/TAX/FEE (1.2%)
         285     New York State Housing Finance Agency RB, Series 2006B
                    (cost: $285)                                                  5.18%          9/15/2010              284
                                                                                                                    -------

      NUMBER
   OF SHARES
   ---------
                 PREFERRED STOCKS (8.5%)

                 REAL ESTATE INVESTMENT TRUSTS
       3,000     BRE Properties, Inc., depositary shares "C",
                    6.75%, cumulative redeemable                                                                         74
       2,000     Developers Diversified Realty Corp., depositary shares "I",
                    7.50%, cumulative redeemable                                                                         51
       5,000     Duke Realty Corp., depositary shares "M",
                    6.95%, cumulative redeemable                                                                        129
       7,000     Equity Office Properties Trust, depositary shares "G",
                    7.75%, cumulative redeemable                                                                        179
      12,000     Equity Residential Properties Trust, depositary shares "C",
                    9.125%, cumulative redeemable                                                                       305
      12,000     Kimco Realty Corp., depositary shares "F",
                    6.65%, cumulative redeemable                                                                        302
       3,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                    7.625%, cumulative redeemable                                                                        76
       6,000     Post Properties, Inc., depositary shares "A",
                    8.50%, cumulative redeemable                                                                        334
       6,000     Prologis Trust, Inc., depositary shares "C",
                    8.54%, cumulative redeemable                                                                        332
       6,000     Public Storage, Inc., depositary shares "Z",
                    6.25%, cumulative redeemable                                                                        144
       3,500     Weingarten Realty Investors, depositary shares "D",
                    6.75%, cumulative redeemable                                                                         90
                                                                                                                    -------
                 Total preferred stocks (cost: $1,937)                                                                2,016
                                                                                                                    -------

                 MONEY MARKET INSTRUMENTS (1.1%)

                 MONEY MARKET FUNDS
     267,091     SSgA Prime Money Market Fund, 4.56%(a) (cost: $267)                                                    267
                                                                                                                    -------

                 TOTAL INVESTMENTS (COST: $23,826)                                                                  $23,633
                                                                                                                    =======

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                                      A-18

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 INTERNATIONAL STOCKS (62.7%)

                 AUSTRALIA (0.7%)
       9,711     QBE Insurance Group Ltd. (Property & Casualty Insurance)(h)                  $   152
                                                                                              -------
                 AUSTRIA (0.5%)
       1,980     Erste Bank der Oesterreichischen Sparkassen AG (Regional Banks)(h)               117
                                                                                              -------
                 CANADA (0.6%)
       2,888     Canadian National Railway Co. (Railroads)                                        131
                                                                                              -------
                 FRANCE (13.3%)
      11,220     AXA S.A. (Multi-Line Insurance)(h)                                               392
       2,101     Air Liquide S.A. (Industrial Gases)(h)                                           437
       4,930     Credit Agricole S.A. (Regional Banks)(h)                                         192
       2,170     L'Oreal S.A. (Personal Products)(h)                                              191
       3,460     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel & Accessories &
                   Luxury Goods)(h)                                                               339
       1,000     Pernod Ricard S.A. (Distillers & Vintners)(h)                                    192
       4,720     Sanofi-Aventis S.A. (Pharmaceuticals)(h)                                         449
       4,201     Schneider Electric S.A. (Electrical Components & Equipment)(h)                   453
         730     Total S.A. (Integrated Oil & Gas)(h)                                             192
       1,297     Total S.A. ADR (Integrated Oil & Gas)                                            171
                                                                                              -------
                                                                                                3,008
                                                                                              -------
                 GERMANY (3.2%)
       2,850     Bayerische Motoren Werke AG (Automobile Manufacturers)(h)                        157
       2,260     E.On AG (Multi-Utilities)(h)                                                     248
       2,970     Schering AG (Pharmaceuticals)(h)                                                 309
                                                                                              -------
                                                                                                  714
                                                                                              -------
                 HONG KONG (1.3%)
      15,000     Esprit Holdings Ltd. (Apparel Retail)(h)                                         117
     109,000     Hutchison Telecommunications International Ltd. (Wireless
                   Telecommunication Services)*(h)                                                186
                                                                                              -------
                                                                                                  303
                                                                                              -------
                 HUNGARY (0.5%)
       1,530     OTP Bank Ltd. GDR (Regional Banks)(h)                                            106
                                                                                              -------
                 INDONESIA (0.4%)
     219,500     PT Bank Central Asia Tbk (Diversified Banks)(h)                                  101
                                                                                              -------
                 ITALY (2.4%)
       7,100     Assicurazioni Generali S.p.A. (Multi-Line Insurance)(h)                          267
      36,730     UniCredito Italiano S.p.A. (Regional Banks)(h)                                   265
                                                                                              -------
                                                                                                  532
                                                                                              -------
                 JAPAN (9.9%)
      19,000     Asahi Glass Co. Ltd. (Building Products)(h)                                      284
       9,000     Bridgestone Corp. (Tires & Rubber)(h)                                            188
       5,000     Canon, Inc. (Electronic Equipment Manufacturers)(h)                              330
       7,000     Kaneka Corp. (Diversified Chemicals)(h)                                           84
       5,000     Kao Corp. (Personal Products)(h)                                                 132
       1,700     Nintendo Co. Ltd. (Leisure Products)(h)                                          254
         800     Nitto Denko Corp. (Specialty Chemicals)(h)                                        68
       3,300     Omron Corp. (Electrical Components & Equipment)(h)                                95

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                                      A-19

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
      10,000     Ricoh Co. Ltd. (Office Electronics)(h)                                       $   195
      26,000     Shinsei Bank Ltd. (Diversified Banks)(h)                                         182
      25,000     Tokyo Gas Co. Ltd. (Gas Utilities)(h)                                            109
       5,500     Toyota Motor Corp. (Automobile Manufacturers)(h)                                 300
                                                                                              -------
                                                                                                2,221
                                                                                              -------
                 KOREA (2.0%)
         700     Samsung Electronics Co. Ltd. (Semiconductors)(h)                                 453
                                                                                              -------
                 POLAND (0.3%)
       5,480     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(h)                 59
                                                                                              -------
                 SINGAPORE (0.7%)
      96,220     Singapore Telecommunications Ltd. (Integrated Telecommunication
                   Services)(h)                                                                   157
                                                                                              -------
                 SPAIN (1.6%)
      12,140     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(h)                      253
       3,440     Iberdrola S.A. (Electric Utilities)(h)                                           111
                                                                                              -------
                                                                                                  364
                                                                                              -------
                 SWEDEN (2.0%)
       3,380     Atlas Copco AB "A" (Industrial Machinery)(h)                                      95
      44,190     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(h)                  167
       1,620     Sandvik AB (Industrial Machinery)(h)                                              96
       3,500     Svenska Handelsbanken Series A (Regional Banks)(h)                                97
                                                                                              -------
                                                                                                  455
                                                                                              -------
                 SWITZERLAND (8.7%)
       2,199     Julius Baer Holding Ltd. "B" (Diversified Banks)(h)                              198
       2,284     Nestle S.A. (Packaged Foods & Meat)(h)                                           678
       2,910     Roche Holdings AG (Pharmaceuticals)(h)                                           433
       3,100     Swiss Re (Reinsurance)(h)                                                        217
       3,964     UBS AG (Diversified Capital Markets)(h)                                          434
                                                                                              -------
                                                                                                1,960
                                                                                              -------
                 THAILAND (0.5%)
      38,300     Bangkok Bank Public Co. Ltd. (Diversified Banks)(h)                              114
                                                                                              -------
                 UNITED KINGDOM (14.1%)
       3,380     AstraZeneca plc (Pharmaceuticals)(h)                                             170
      18,410     BP plc (Oil & Gas Exploration & Production)(h)                                   211
      21,749     Diageo plc (Distillers & Vintners)(h)                                            343
      11,700     GlaxoSmithKline plc (Pharmaceuticals)(h)                                         306
      68,770     Ladbrokes plc (Casinos & Gaming)(h)                                              465
       6,570     Next plc (Apparel Retail)(h)                                                     188
      20,570     Reckitt Benckiser plc (Household Products)(h)                                    724
      15,660     Smith & Nephew plc (Health Care Equipment)(h)                                    139
      49,800     Tesco plc (Food Retail)(h)                                                       285
       7,600     WPP Group plc (Advertising)(h)                                                    91
      24,520     William Hill plc (Casinos & Gaming)(h)                                           255
                                                                                              -------
                                                                                                3,177
                                                                                              -------
                 Total international stocks (cost: $9,218)                                     14,124
                                                                                              -------

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                                      A-20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 U.S. STOCKS (36.1%)

                 BIOTECHNOLOGY (0.7%)
       2,340     Gilead Sciences, Inc.*                                                       $   146
                                                                                              -------
                 BROADCASTING & CABLE TV (0.5%)
       4,870     CBS Corp. "B"                                                                    117
                                                                                              -------
                 COMPUTER HARDWARE (1.0%)
       7,560     Dell, Inc.*                                                                      225
                                                                                              -------
                 CONSUMER FINANCE (1.9%)
       8,330     American Express Co.                                                             438
                                                                                              -------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       3,150     DST Systems, Inc.*                                                               182
                                                                                              -------
                 FOOTWEAR (0.8%)
       2,200     Nike, Inc. "B"                                                                   187
                                                                                              -------
                 HEALTH CARE EQUIPMENT (3.2%)
       4,660     Fisher Scientific International, Inc.*                                           317
       2,740     Medtronic, Inc.                                                                  139
       6,060     Waters Corp.*                                                                    262
                                                                                              -------
                                                                                                  718
                                                                                              -------
                 HEALTH CARE SUPPLIES (0.8%)
       3,040     DENTSPLY International, Inc.                                                     177
                                                                                              -------
                 HOME IMPROVEMENT RETAIL (0.7%)
       3,730     Home Depot, Inc.                                                                 158
                                                                                              -------
                 HOUSEHOLD PRODUCTS (1.5%)
       1,960     Colgate-Palmolive Co.                                                            112
       3,752     Procter & Gamble Co.                                                             216
                                                                                              -------
                                                                                                  328
                                                                                              -------
                 HYPERMARKETS & SUPER CENTERS (1.2%)
       5,930     Wal-Mart Stores, Inc.                                                            280
                                                                                              -------
                 INDUSTRIAL CONGLOMERATES (1.5%)
       4,500     3M Co.                                                                           341
                                                                                              -------
                 INDUSTRIAL GASES (1.0%)
       4,230     Praxair, Inc.                                                                    233
                                                                                              -------
                 INTEGRATED OIL & GAS (2.2%)
       4,600     Chevron Corp.                                                                    267
       3,600     Exxon Mobil Corp.                                                                219
                                                                                              -------
                                                                                                  486
                                                                                              -------
                 INVESTMENT BANKING & BROKERAGE (1.8%)
       2,520     Goldman Sachs Group, Inc.                                                        395
                                                                                              -------

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                                      A-21

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                               MARKET
      NUMBER                                                                                    VALUE
   OF SHARES     SECURITY                                                                       (000)
-----------------------------------------------------------------------------------------------------
                 IT CONSULTING & OTHER SERVICES (0.9%)
       6,830     Accenture Ltd. "A"                                                           $   205
                                                                                              -------
                 LIFE & HEALTH INSURANCE (0.7%)
       2,950     Lincoln National Corp.                                                           161
                                                                                              -------
                 MOTORCYCLE MANUFACTURERS (1.2%)
       5,020     Harley-Davidson, Inc.                                                            260
                                                                                              -------
                 MOVIES & ENTERTAINMENT (2.7%)
       4,870     Viacom Inc. "B"*                                                                 189
      14,830     Walt Disney Co.                                                                  414
                                                                                              -------
                                                                                                  603
                                                                                              -------
                 MULTI-LINE INSURANCE (0.6%)
       3,890     Genworth Financial, Inc. "A"                                                     130
                                                                                              -------
                 PACKAGED FOODS & MEAT (0.5%)
       2,200     General Mills, Inc.                                                              111
                                                                                              -------
                 PERSONAL PRODUCTS (1.8%)
       3,800     Alberto-Culver Co. "B"                                                           168
       6,660     Estee Lauder Companies, Inc. "A"                                                 248
                                                                                              -------
                                                                                                  416
                                                                                              -------
                 PHARMACEUTICALS (4.2%)
       7,020     Eli Lilly and Co.                                                                388
       9,400     Johnson & Johnson                                                                557
                                                                                              -------
                                                                                                  945
                                                                                              -------
                 SEMICONDUCTORS (1.4%)
      16,400     Intel Corp.                                                                      317
                                                                                              -------
                 SOFT DRINKS (0.7%)
       2,780     PepsiCo, Inc.                                                                    161
                                                                                              -------
                 SYSTEMS SOFTWARE (1.8%)
      29,200     Oracle Corp.*                                                                    400
                                                                                              -------
                 Total U.S. stocks (cost: $7,297)                                               8,120
                                                                                              -------

   PRINCIPAL
      AMOUNT
       (000)
   ---------
                 MONEY MARKET INSTRUMENTS (1.1%)

                 COMMERCIAL PAPER
        $257     Citigroup Funding Inc., 4.83%, 4/03/2006 (cost: $257)                            257
                                                                                              -------

                 TOTAL INVESTMENTS (COST: $16,772)                                            $22,501
                                                                                              =======

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                                      A-22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LIFE INVESTMENT TRUST
MARCH 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of five separate funds, which are each classified as diversified under the 1940 Act.

          Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA
                  IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available.

                                     ------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
MARCH 31, 2006 (UNAUDITED)

                  The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

                  Fair value methods used by USAA IMCO include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

          B. As of March 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2006, were as follows (in thousands):

                    USAA LIFE AGGRESSIVE   USAA LIFE DIVERSIFIED   USAA LIFE GROWTH      USAA LIFE    USAA LIFE WORLD
                        GROWTH FUND            ASSETS FUND          AND INCOME FUND     INCOME FUND     GROWTH FUND
                    -------------------------------------------------------------------------------------------------
Appreciation               $5,139                $5,685                $13,609             $ 343          $6,002
Depreciation                  (63)                 (634)                  (564)             (536)           (273)
                           -------------------------------------------------------------------------------------
Net                        $5,076                $5,051                $13,045             $(193)         $5,729
                           =====================================================================================

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. At March 31, 2006, investment in foreign securities for the USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, and the USAA Growth and Income Fund were 7.4%, 5.3%, and 6.5% of net assets, respectively. As of March 31, 2006, net assets were as follows (in thousands):

                    USAA LIFE AGGRESSIVE   USAA LIFE DIVERSIFIED   USAA LIFE GROWTH      USAA LIFE    USAA LIFE WORLD
                        GROWTH FUND            ASSETS FUND          AND INCOME FUND     INCOME FUND     GROWTH FUND
                    -------------------------------------------------------------------------------------------------
Net Assets                 $18,558               $49,177               $67,450             $23,825        $22,516

          D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange
              (AMEX).

                                     ------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
MARCH 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the money market fund annualized seven-day yield at March 31, 2006.

          (b) Security has a mandatory or optional put, which shortens its effective maturity date.

          (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

          (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2006.

          (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          (g) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (h) Security was fair valued at March 31, 2006, by USAA IMCO in accordance with valuation procedures approved by the Trust's Board of Trustees.

          (i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

          (j) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding March 31, 2006.

                                     ------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
MARCH 31, 2006 (UNAUDITED)

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          CPI    Consumer Price Index
          ESOP   Employee Stock Ownership Plan
          MTN    Medium-Term Note
          RB     Revenue Bond

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

          (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Sempra Energy.

                                     ------

--------------------------------------------------------------------------------
                           USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 (800) 531-4265

                               -------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL,
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

================================================================================

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Copies of USAA IMCO's proxy voting policies and procedures are available without charge (i) by calling (800) 531-4265; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

50537-0606                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    MAY 23, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MAY 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.